Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK LIQUIDITY FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 29, 2016
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

FedFund

T-Fund

Federal Trust Fund

Treasury Trust Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Cash Management Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

The section of the prospectus entitled “Fund Overview—Key Facts About FedFund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares
Management Fee		0.20%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.71%
Fee Waivers and/or Expense Reimbursements[1]		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$223	$391	$879

The section of the prospectus entitled “Fund Overview—Key Facts About T-Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares
Management Fee		0.19%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.70%
Fee Waivers and/or Expense Reimbursements[1]		(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$221	$387	$868

The section of the prospectus entitled “Fund Overview—Key Facts About Federal Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares*
Management Fee		0.26%
Distribution (12b-1) Fees		None
Other Expenses		0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%
Total Annual Fund Operating Expenses		0.83%
Fee Waivers and/or Expense Reimbursements[1]		(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.
[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$249	$445	$1,011

The section of the prospectus entitled “Fund Overview—Key Facts About Treasury Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares
Management Fee		0.20%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.71%
Fee Waivers and/or Expense Reimbursements[1]		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$223	$391	$879

BLACKROCK LIQUIDITY FEDFUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

FedFund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Cash Management Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

The section of the prospectus entitled “Fund Overview—Key Facts About FedFund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares
Management Fee		0.20%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.71%
Fee Waivers and/or Expense Reimbursements[1]		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$223	$391	$879

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of FedFund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK LIQUIDITY FEDFUND | Cash Management Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.50%
Miscellaneous/Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	391
10 Years	rr_ExpenseExampleYear10	$ 879
BLACKROCK LIQUIDITY T-FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

T-Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Cash Management Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

The section of the prospectus entitled “Fund Overview—Key Facts About T-Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares
Management Fee		0.19%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.70%
Fee Waivers and/or Expense Reimbursements[1]		(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$221	$387	$868

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of T-Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK LIQUIDITY T-FUND | Cash Management Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.19%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.50%
Miscellaneous/Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	387
10 Years	rr_ExpenseExampleYear10	$ 868
BLACKROCK LIQUIDITY FEDERAL TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

Federal Trust Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Cash Management Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

The section of the prospectus entitled “Fund Overview—Key Facts About Federal Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares*
Management Fee		0.26%
Distribution (12b-1) Fees		None
Other Expenses		0.57%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.07%
Total Annual Fund Operating Expenses		0.83%
Fee Waivers and/or Expense Reimbursements[1]		(0.16)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

*	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.
[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$249	$445	$1,011

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Federal Trust Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK LIQUIDITY FEDERAL TRUST FUND | Cash Management Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.26%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.50%	[2]
Miscellaneous/Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%	[2]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	445
10 Years	rr_ExpenseExampleYear10	$ 1,011
BLACKROCK LIQUIDITY TREASURY TRUST FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	brlf2_SupplementTextBlock

BLACKROCK LIQUIDITY FUNDS

Treasury Trust Fund

(each a “Fund” and collectively, the “Funds”)

Supplement dated June 20, 2016 to the

Cash Management Shares

Prospectus of the Funds, dated February 29, 2016

Effective as of July 1, 2016, BlackRock Advisors, LLC (“BlackRock”) has contractually agreed to cap certain expenses of each Fund at a lower level. To achieve these expense caps, BlackRock has agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses, excluding certain expenses described in the prospectus, from exceeding a certain limit. Accordingly, effective as of July 1, 2016, the Funds’ prospectus is amended as follows:

The section of the prospectus entitled “Fund Overview—Key Facts About Treasury Trust Fund—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)		Cash Management Shares
Management Fee		0.20%
Distribution (12b-1) Fees		None
Other Expenses		0.51%
Shareholder Servicing Fees	0.50%
Miscellaneous/Other Expenses	0.01%
Total Annual Fund Operating Expenses		0.71%
Fee Waivers and/or Expense Reimbursements[1]		(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[1]		0.67%

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Cash Management Shares	$68	$223	$391	$879

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Cash Management Shares of Treasury Trust Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2018
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
BLACKROCK LIQUIDITY TREASURY TRUST FUND | Cash Management Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.50%
Miscellaneous/Other Expenses	rr_Component2OtherExpensesOverAssets	0.01%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.67%	[1]
1 Year	rr_ExpenseExampleYear01	$ 68
3 Years	rr_ExpenseExampleYear03	223
5 Years	rr_ExpenseExampleYear05	391
10 Years	rr_ExpenseExampleYear10	$ 879

[1]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 66, BlackRock Advisors, LLC (“BlackRock”), the Fund’s investment manager, has contractually agreed to waive fees and/or reimburse ordinary operating expenses in order to keep combined Management Fees and Miscellaneous/Other Expenses from exceeding 0.17% of average daily net assets through February 28, 2018. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	Fund currently active, but no assets in share class as of the fiscal year ended October 31, 2015.